ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Jun. 30, 2025
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
Advance from end users	$ 1,218	$ 1,269
Deposit from customers	485	485
Business tax and other taxes payable	120	123
Professional fees and services payable	1,276	663
Promotional events payables	347	363
Unfavorable contract - current	5,407	5,944
Others	496	638
Accrued expenses and other current liabilities	9,349	$ 9,485
Penalty amount paid	$ 10,000